SHARE CAPITAL (Details) - ¥ / shares	Dec. 31, 2022	Dec. 31, 2021
SHARE CAPITAL
Shares authorized (in shares)	17,161,591,551
Number of shares issued	17,161,592	17,022,673
Par value per share	¥ 1.00
Restricted A Shares under Incentive Scheme
SHARE CAPITAL
Number of shares issued	48,258,000
Restricted A Shares under Incentive Scheme | Restricted Shares
SHARE CAPITAL
Number of shares issued	138,918,600
Listed A Shares
SHARE CAPITAL
Number of shares issued	13,217,626	13,078,707
Listed H Shares
SHARE CAPITAL
Number of shares issued	3,943,966	3,943,966